Schedule of Investments

March 31, 2020 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 19.3%

Communication Services - 1.6%
Activision Blizzard, Inc.	1,912	113,726
Alphabet, Inc. - Class A (2)	96	111,547
Alphabet, Inc. - Class C (2)	443	515,125
AT&T, Inc.	9,146	266,606
Cardlytics, Inc. (2)	13	454
CenturyLink, Inc.	1,001	9,469
Cogent Communications Holdings, Inc.	308	25,247
Comcast Corp. - Class A	1,501	51,604
Consolidated Communications Holdings, Inc.	287	1,306
Cumulus Media, Inc. (2)	188	1,019
Electronic Arts, Inc. (2)	712	71,321
Facebook, Inc. (2)	1,953	325,760
Frontier Communications Corp. (2)	606	230
GCI Liberty, Inc. - Class A (2)	10	570
IDT Corp. - Class B (2)	241	1,306
Lee Enterprises, Inc. (2)	652	641
Liberty Latin America, Ltd. - Class A (2)	78	821
Liberty TripAdvisor Holdings, Inc. (2)	780	1,404
Marcus Corp./The	227	2,797
MDC Partners, Inc. (2)	181	262
National CineMedia, Inc.	223	727
Shenandoah Telecommunications Co.	172	8,471
Spok Holdings, Inc.	111	1,187
Take-Two Interactive Software, Inc. (2)	57	6,761
Telephone and Data Systems, Inc.	669	11,212
T-Mobile US, Inc. (2)	2,402	201,528
Tribune Publishing Co.	57	462
Verizon Communications, Inc.	5,753	309,109

		2,040,672

Consumer Discretionary - 2.1%
Acushnet Holdings Corp.	204	5,247
Amazon.com, Inc. (2)	404	787,687
America's Car-Mart, Inc./TX (2)	36	2,029
AutoZone, Inc. (2)	21	17,766
Bassett Furniture Industries, Inc. (2)	184	1,003
BBX Capital Corp.	776	1,793
Best Buy Co., Inc.	648	36,936
Big Lots, Inc.	17	242
Biglari Holdings, Inc. - Class B (2)	14	720
Bloomin' Brands, Inc.	641	4,577
Booking Holdings, Inc. (2)	164	220,632
Burlington Stores, Inc. (2)	106	16,797
Camping World Holdings, Inc.	121	688
Citi Trends, Inc.	98	872
Collectors Universe, Inc.	4	63
Crocs, Inc. (2)	166	2,820
Dana, Inc.	359	2,804
Deckers Outdoor Corp. (2)	59	7,906
Dine Brands Global, Inc.	10	287
Dollar General Corp.	731	110,388
Domino's Pizza, Inc.	121	39,212
eBay, Inc.	3,005	90,330
Everi Holdings, Inc. (2)	475	1,568
frontdoor, Inc. (2)	8	278

Garmin, Ltd.	178	13,343
General Motors Co.	7,189	149,387
Gentex Corp.	550	12,188
Golden Entertainment, Inc. (2)	64	423
Green Brick Partners, Inc. (2)	5	40
Home Depot, Inc./The	1,132	211,356
J Alexander's Holdings, Inc. (2)	207	793
KB Home	1,370	24,797
Kirkland's, Inc. (2)	676	524
Lands' End, Inc. (2)	317	1,693
Lear Corp.	249	20,231
Lennar Corp.	573	21,889
Lifetime Brands, Inc.	9	51
LKQ Corp. (2)	968	19,854
Lululemon Athletica, Inc. (2)	960	181,968
M/I Homes, Inc. (2)	108	1,785
Malibu Boats, Inc. (2)	218	6,276
MarineMax, Inc. (2)	42	438
MasterCraft Boat Holdings, Inc. (2)	80	584
MDC Holdings, Inc.	65	1,508
Michaels Cos., Inc./The (2)	66	107
Murphy USA, Inc. (2)	51	4,302
NIKE, Inc. - Class B	2,908	240,608
NVR, Inc. (2)	8	20,553
Office Depot, Inc.	942	1,545
Papa John's International, Inc.	24	1,281
Penn National Gaming, Inc. (2)	352	4,453
PetMed Express, Inc.	58	1,669
PulteGroup, Inc.	571	12,745
Purple Innovation, Inc. (2)	114	648
PVH Corp.	40	1,506
Quotient Technology, Inc. (2)	164	1,066
RCI Hospitality Holdings, Inc.	111	1,107
Rent-A-Center, Inc./TX	513	7,254
RH (2)	5	502
Rocky Brands, Inc.	86	1,664
Ross Stores, Inc.	2,111	183,594
Rubicon Project, Inc./The (2)	18	100
Signet Jewelers, Ltd.	26	168
Sportsman's Warehouse Holdings, Inc. (2)	409	2,519
Stamps.com, Inc. (2)	12	1,561
Stoneridge, Inc. (2)	61	1,022
Sturm Ruger & Co., Inc.	13	662
Tailored Brands, Inc. (3)	146	254
Target Corp.	2,121	197,189
Taylor Morrison Home Corp. (2)	468	5,148
Tempur Sealy International, Inc. (2)	11	481
Texas Roadhouse, Inc.	256	10,573
Tile Shop Holdings, Inc.	354	308
Tilly's, Inc. - Class A	87	359
TJX Cos., Inc./The	959	45,850
Toll Brothers, Inc.	268	5,159
TopBuild Corp. (2)	64	4,585
Town Sports International Holdings, Inc. (2)	464	232
Tupperware Brands Corp.	389	630
Twin River Worldwide Holdings, Inc.	78	1,015
Waitr Holdings, Inc. (2)	227	279
WW International, Inc. (2)	23	389

		2,784,860

Consumer Staples - 1.1%
Alico, Inc.	16	497
Casey's General Stores, Inc.	121	16,031
Coca-Cola Co./The	1,001	44,294
Coca-Cola Consolidated, Inc.	3	626
Conagra Brands, Inc.	239	7,012
Costco Wholesale Corp.	270	76,985

Darling Ingredients, Inc. (2)	333	6,384
Fresh Del Monte Produce, Inc.	32	884
General Mills, Inc.	3,621	191,080
Hershey Co./The	1,093	144,823
Ingles Markets, Inc.	15	542
Ingredion, Inc.	8	604
John B Sanfilippo & Son, Inc.	1	89
Kroger Co./The	895	26,957
Lamb Weston Holdings, Inc.	572	32,661
Molson Coors Beverage Co.	1,282	50,011
Mondelez International, Inc.	214	10,717
Oil-Dri Corp. of America	12	401
PepsiCo, Inc.	2,751	330,395
Performance Food Group Co. (2)	676	16,711
Pilgrim's Pride Corp. (2)	315	5,708
Procter & Gamble Co./The	304	33,440
SpartanNash Co.	250	3,580
Sysco Corp.	1,216	55,486
Tyson Foods, Inc.	1,674	96,874
Universal Corp./VA	55	2,432
US Foods Holding Corp. (2)	140	2,479
Walmart, Inc.	2,251	255,759

		1,413,462

Energy - 0.3%
Altus Midstream Co. (2)	37	28
Amplify Energy Corp.	442	250
Archrock, Inc.	246	925
Ardmore Shipping Corp.	512	2,688
Berry Corp.	98	236
Brigham Minerals, Inc.	226	1,869
Cabot Oil & Gas Corp.	473	8,131
Cactus, Inc.	159	1,844
Chevron Corp.	1,240	89,850
CNX Resources Corp. (2)	117	622
ConocoPhillips	4,367	134,504
Delek US Holdings, Inc.	12	189
DHT Holdings, Inc.	202	1,549
Dorian LPG, Ltd. (2)	247	2,151
Dril-Quip, Inc. (2)	24	732
Earthstone Energy, Inc. (2)	3	5
Era Group, Inc. (2)	16	85
Exterran Corp. (2)	89	427
Exxon Mobil Corp.	118	4,480
Frank's International NV (2)	96	249
Gulfport Energy Corp. (2)	334	149
Hallador Energy Co.	217	206
HollyFrontier Corp.	67	1,642
International Seaways, Inc.	122	2,915
Kinder Morgan, Inc.	3,143	43,751
KLX Energy Services Holdings, Inc. (2)	12	8
Liberty Oilfield Services, Inc.	127	342
Marathon Petroleum Corp.	399	9,424
Matrix Service Co. (2)	37	350
NexTier Oilfield Solutions, Inc. (2)	168	197
Nordic American Tankers, Ltd.	801	3,629
ONEOK, Inc.	1,421	30,992
Overseas Shipholding Group, Inc. (2)	131	297
Pacific Ethanol, Inc. (2)	394	102
Panhandle Oil and Gas, Inc.	10	37
Par Pacific Holdings, Inc. (2)	29	206
Patterson-UTI Energy, Inc.	812	1,908
PBF Energy, Inc.	364	2,577
PDC Energy, Inc. (2)	6	37
Peabody Energy Corp.	186	539
Phillips 66	36	1,931
Pioneer Natural Resources Co.	117	8,208

Profire Energy, Inc. (2)	5	4
Renewable Energy Group, Inc. (2)	96	1,971
Rosehill Resources, Inc. (2)	82	34
SEACOR Holdings, Inc. (2)	79	2,130
SEACOR Marine Holdings, Inc. (2)	65	285
Southwestern Energy Co. (2)	270	456
Superior Energy Services, Inc. (2)	65	96
Teekay Corp.	254	803
Teekay Tankers, Ltd.	121	2,691
Valero Energy Corp.	786	35,653
Westmoreland Coal Co. (2)	410	6
World Fuel Services Corp.	183	4,608

		408,998

Financials - 2.0%
Allstate Corp./The	2,060	188,964
American Equity Investment Life Holding Co.	141	2,651
Artisan Partners Asset Management, Inc.	580	12,464
Athene Holding, Ltd. (2)	76	1,886
B Riley Financial, Inc.	47	866
Bank of America Corp.	8,467	179,754
Berkshire Hathaway, Inc. - Class B (2)	2,794	510,827
Brightsphere Investment Group, Inc.	244	1,559
Cannae Holdings, Inc. (2)	304	10,181
Capital One Financial Corp.	593	29,899
Chimera Investment Corp.	3,105	28,256
Cincinnati Financial Corp.	346	26,106
Citizens Financial Group, Inc.	3,912	73,585
Civista Bancshares, Inc.	42	628
CNO Financial Group, Inc.	392	4,857
Cohen & Steers, Inc.	84	3,818
Curo Group Holdings Corp.	136	721
Diamond Hill Investment Group, Inc.	10	902
Donegal Group, Inc.	30	456
eHealth, Inc. (2)	29	4,084
Elevate Credit, Inc. (2)	596	620
Employers Holdings, Inc.	439	17,784
Esquire Financial Holdings, Inc. (2)	40	602
ESSA Bancorp, Inc.	10	137
Essent Group, Ltd.	445	11,721
Farmers National Banc Corp.	288	3,349
Federated Hermes, Inc.	67	1,276
FGL Holdings	74	725
Fidelity National Financial, Inc.	1,998	49,710
Fifth Third Bancorp	7,991	118,666
First American Financial Corp.	648	27,482
First Financial Corp./IN	91	3,069
First Merchants Corp.	1	26
FirstCash, Inc.	82	5,883
Great Ajax Corp.	12	76
Hallmark Financial Services, Inc. (2)	58	234
Hancock Whitney Corp.	22	429
Hanover Insurance Group, Inc./The	238	21,558
Hartford Financial Services Group, Inc./The	25	881
HBT Financial, Inc.	110	1,158
Heartland Financial USA, Inc.	2	60
Hilltop Holdings, Inc.	367	5,549
HomeStreet, Inc.	273	6,069
Houlihan Lokey, Inc.	7	365
Independent Bank Corp./MI	108	1,390
INTL. FCStone, Inc. (2)	153	5,548
Invesco Mortgage Capital, Inc.	2,458	8,382
JPMorgan Chase & Co.	3,948	355,438
LPL Financial Holdings, Inc.	216	11,757
Markel Corp. (2)	63	58,457
Medley Management, Inc.	140	95
MetLife, Inc.	1,224	37,418

MGIC Investment Corp.	2,303	14,624
MMA Capital Holdings, Inc. (2)	66	1,632
MSCI, Inc.	124	35,831
NewStar Financial Contingent Value Rights (2)	8	0
NI Holdings, Inc. (2)	39	529
Nicolet Bankshares, Inc. (2)	44	2,402
Northeast Bank	43	501
Northrim BanCorp, Inc.	198	5,346
Ocwen Financial Corp. (2)	88	44
Old Republic International Corp.	325	4,956
OneMain Holdings, Inc.	448	8,566
Oppenheimer Holdings, Inc.	489	9,663
Opus Bank	54	936
PennyMac Financial Services, Inc.	169	3,737
PNC Financial Services Group, Inc./The	2,215	212,020
Popular, Inc.	892	31,220
ProSight Global, Inc. (2)	168	1,638
Prudential Financial, Inc.	1,088	56,728
Pzena Investment Management, Inc.	433	1,931
QCR Holdings, Inc.	1	27
Radian Group, Inc.	1,949	25,240
RBB Bancorp	72	988
Regions Financial Corp.	8,766	78,631
Silvercrest Asset Management Group, Inc.	73	691
Stewart Information Services Corp.	292	7,788
Stifel Financial Corp.	33	1,362
Summit Financial Group, Inc.	21	445
Synchrony Financial	3,044	48,978
Triumph Bancorp, Inc. (2)	99	2,574
Unity Bancorp, Inc.	6	70
Unum Group	12	180
Virtus Investment Partners, Inc.	7	533
Walker & Dunlop, Inc.	202	8,135
Watford Holdings, Ltd. (2)	30	440
Western Alliance Bancorp	1,016	31,100
WR Berkley Corp.	805	41,997

		2,479,861

Healthcare - 4.0%
Abbott Laboratories	402	31,722
AbbVie, Inc.	2,813	214,322
ACADIA Pharmaceuticals, Inc. (2)	65	2,746
Acceleron Pharma, Inc. (2)	92	8,268
AcelRx Pharmaceuticals, Inc. (2)	549	648
Acer Therapeutics, Inc. (2)	86	171
Aduro Biotech, Inc. (2)	208	570
Adverum Biotechnologies, Inc. (2)	6	59
Affimed NV (2)	541	855
Agenus, Inc. (2)	640	1,568
Agilent Technologies, Inc.	799	57,224
Akcea Therapeutics, Inc. (2)	154	2,202
Akebia Therapeutics, Inc. (2)	254	1,925
Alector, Inc. (2)	42	1,013
Alexion Pharmaceuticals, Inc. (2)	781	70,126
Alkermes PLC (2)	429	6,186
Allergan PLC	1,132	200,477
Alnylam Pharmaceuticals, Inc. (2)	206	22,423
Amedisys, Inc. (2)	78	14,316
AmerisourceBergen Corp.	571	50,534
Amgen, Inc.	1,185	240,235
Amneal Pharmaceuticals, Inc. (2)	476	1,656
Anavex Life Sciences Corp. (2)	45	142
AngioDynamics, Inc. (2)	191	1,992
Aprea Therapeutics, Inc. (2)	1	35
Arcus Biosciences, Inc. (2)	113	1,568
Ardelyx, Inc. (2)	248	1,410
Arena Pharmaceuticals, Inc. (2)	26	1,092

Arrowhead Pharmaceuticals, Inc. (2)	85	2,445
Arvinas, Inc. (2)	86	3,466
Assertio Therapeutics, Inc. (2)	1,068	694
Athersys, Inc. (2)	1,113	3,339
AtriCure, Inc. (2)	65	2,183
Avantor, Inc. (2)	339	4,234
Avid Bioservices, Inc. (2)	135	690
Axcella Health, Inc. (2)	15	51
Axsome Therapeutics, Inc. (2)	45	2,647
Baxter International, Inc.	167	13,559
BioDelivery Sciences International, Inc. (2)	970	3,676
Biogen, Inc. (2)	737	233,172
Bio-Rad Laboratories, Inc. (2)	6	2,103
BioSpecifics Technologies Corp. (2)	39	2,206
Bio-Techne Corp.	1	190
Bioxcel Therapeutics, Inc. (2)	16	358
Bristol-Myers Squibb Co.	2,742	152,839
Calithera Biosciences, Inc. (2)	159	706
Cardinal Health, Inc.	469	22,484
Catalent, Inc. (2)	719	37,352
Catalyst Pharmaceuticals, Inc. (2)	298	1,147
Celcuity, Inc. (2)	35	228
CEL-SCI Corp. (2)	22	254
Centogene NV (2)	37	740
Cerecor, Inc. (2)	91	226
Cerner Corp.	1,603	100,973
Chemed Corp.	73	31,624
ChemoCentryx, Inc. (2)	77	3,094
Chiasma, Inc. (2)	150	548
Coherus Biosciences, Inc. (2)	167	2,709
Collegium Pharmaceutical, Inc. (2)	113	1,845
Community Health Systems, Inc. (2)	1	3
Computer Programs and Systems, Inc.	110	2,448
Concert Pharmaceuticals, Inc. (2)	53	469
CONMED Corp.	49	2,806
Constellation Pharmaceuticals, Inc. (2)	29	911
Corium International Contingent Value Rights (2)	24	0
Cue Biopharma, Inc. (2)	189	2,682
CVS Health Corp.	2,866	170,040
Cytokinetics, Inc. (2)	29	342
CytomX Therapeutics, Inc. (2)	187	1,434
DaVita, Inc. (2)	346	26,317
Deciphera Pharmaceuticals, Inc. (2)	20	823
DENTSPLY SIRONA, Inc.	492	19,104
DexCom, Inc. (2)	72	19,387
Dicerna Pharmaceuticals, Inc. (2)	54	992
Edwards Lifesciences Corp. (2)	18	3,395
Elanco Animal Health, Inc. Contingent Value Rights (2)	32	0
Eli Lilly and Co.	1,969	273,140
Emergent BioSolutions, Inc. (2)	117	6,770
Encompass Health Corp.	50	3,202
Endo International PLC (2)	585	2,165
Enochian Biosciences, Inc. (2)	15	45
Envista Holdings Corp. (2)	58	867
Enzo Biochem, Inc. (2)	53	134
Exagen, Inc. (2)	31	494
Exelixis, Inc. (2)	787	13,552
Fate Therapeutics, Inc. (2)	195	4,331
Fulcrum Therapeutics, Inc. (2)	33	394
Gilead Sciences, Inc.	3,395	253,810
Globus Medical, Inc. (2)	315	13,397
HCA Healthcare, Inc.	332	29,830
Hill-Rom Holdings, Inc.	414	41,648
Hookipa Pharma, Inc. (2)	15	124
Horizon Therapeutics Plc (2)	234	6,931
Humana, Inc.	567	178,049
ICU Medical, Inc. (2)	6	1,211
IDEXX Laboratories, Inc. (2)	9	2,180

ImmunoGen, Inc. (2)	411	1,402
Incyte Corp. (2)	258	18,893
Insulet Corp. (2)	63	10,438
Integer Holdings Corp. (2)	62	3,897
Iovance Biotherapeutics, Inc. (2)	155	4,640
Jazz Pharmaceuticals PLC (2)	43	4,289
Johnson & Johnson	2,952	387,096
Jounce Therapeutics, Inc. (2)	139	660
Kadmon Holdings, Inc. (2)	516	2,162
Karuna Therapeutics, Inc. (2)	3	216
Karyopharm Therapeutics, Inc. (2)	188	3,611
Kezar Life Sciences, Inc. (2)	12	52
Kodiak Sciences, Inc. (2)	34	1,622
Krystal Biotech, Inc. (2)	24	1,038
LHC Group, Inc. (2)	46	6,449
LogicBio Therapeutics, Inc. (2)	7	35
Luminex Corp.	17	468
Mallinckrodt PLC (2)(3)	322	638
Marinus Pharmaceuticals, Inc. (2)	215	436
Masimo Corp. (2)	153	27,099
Medtronic PLC	3,210	289,478
Menlo Therapeutics, Inc. (2)	141	378
Merck & Co., Inc.	4,194	322,686
Meridian Bioscience, Inc.	71	596
Mersana Therapeutics, Inc. (2)	138	805
Moderna, Inc. (2)	384	11,501
Molecular Templates, Inc. (2)	120	1,595
Momenta Pharmaceuticals, Inc. (2)	224	6,093
Mylan NV (2)	368	5,487
Natera, Inc. (2)	133	3,971
National Research Corp.	28	1,273
Natus Medical, Inc. (2)	44	1,018
Neon Therapeutics, Inc. (2)	73	193
Neurocrine Biosciences, Inc. (2)	298	25,792
Nevro Corp. (2)	10	1,000
Odonate Therapeutics, Inc. (2)	39	1,077
Oncocyte Corp. (2)	100	245
Oncternal Therapeutics, Inc. (2)	104	305
OPKO Health, Inc. (2)	507	679
OraSure Technologies, Inc. (2)	250	2,690
Organogenesis Holdings, Inc. (2)	64	207
Osmotica Pharmaceuticals PLC (2)	285	906
Owens & Minor, Inc.	67	613
Pacira BioSciences, Inc. (2)	143	4,795
Palatin Technologies, Inc. (2)	860	364
PDL BioPharma, Inc. (2)	522	1,472
Perrigo Co. PLC	423	20,342
Pfenex, Inc. (2)	113	997
Pfizer, Inc.	6,528	213,074
Phibro Animal Health Corp.	287	6,937
Pieris Pharmaceuticals, Inc. (2)	144	328
PRA Health Sciences, Inc. (2)	106	8,802
Principia Biopharma, Inc. (2)	17	1,009
Prothena Corp. PLC (2)	114	1,220
Providence Service Corp./The (2)	16	878
PTC Therapeutics, Inc. (2)	7	312
Quidel Corp. (2)	65	6,358
Radius Health, Inc. (2)	157	2,041
Recro Pharma, Inc. (2)	283	2,312
Regeneron Pharmaceuticals, Inc. (2)	151	73,732
Replimune Group, Inc. (2)	20	199
ResMed, Inc.	289	42,567
resTORbio, Inc. (2)	55	57
Revance Therapeutics, Inc. (2)	53	784
Rigel Pharmaceuticals, Inc. (2)	828	1,292
Seattle Genetics, Inc. (2)	175	20,192
Select Medical Holdings Corp. (2)	50	750
Simulations Plus, Inc.	180	6,286

STERIS PLC	261	36,532
Strongbridge Biopharma PLC (2)	339	641
Stryker Corp.	1,472	245,073
Sutro Biopharma, Inc. (2)	56	571
Syndax Pharmaceuticals, Inc. (2)	60	658
Syneos Health, Inc. (2)	12	473
Teladoc Health, Inc. (2)	82	12,711
Tenet Healthcare Corp. (2)	251	3,614
Twist Bioscience Corp. (2)	36	1,101
United Therapeutics Corp. (2)	206	19,534
UnitedHealth Group, Inc.	470	117,209
Vanda Pharmaceuticals, Inc. (2)	8	83
Verrica Pharmaceuticals, Inc. (2)	129	1,410
Vertex Pharmaceuticals, Inc. (2)	389	92,563
West Pharmaceutical Services, Inc.	76	11,571
XBiotech, Inc. (2)	74	786
Y-mAbs Therapeutics, Inc. (2)	21	548
Zimmer Biomet Holdings, Inc.	1,250	126,350
Zoetis, Inc.	1,350	158,882
Zynex, Inc. (2)	1	11

		5,051,844

Industrials - 1.3%
Allison Transmission Holdings, Inc.	1,271	41,447
ArcBest Corp.	19	333
Arcosa, Inc.	116	4,610
Armstrong World Industries, Inc.	6	477
Atkore International Group, Inc. (2)	258	5,436
AZZ, Inc.	32	900
Barrett Business Services, Inc.	18	714
Builders FirstSource, Inc. (2)	517	6,323
BWX Technologies, Inc.	82	3,994
Carlisle Cos., Inc.	42	5,262
CBIZ, Inc. (2)	60	1,255
Comfort Systems USA, Inc.	140	5,117
Construction Partners, Inc. (2)	3	51
Copa Holdings SA	183	8,288
Copart, Inc. (2)	969	66,396
CoStar Group, Inc. (2)	33	19,378
CRA International, Inc.	5	167
Cummins, Inc.	1,413	191,207
Daseke, Inc. (2)	98	137
Delta Air Lines, Inc.	71	2,026
Douglas Dynamics, Inc.	39	1,385
Dover Corp.	90	7,555
Ducommun, Inc. (2)	14	348
EMCOR Group, Inc.	467	28,636
Ennis, Inc.	37	695
Exponent, Inc.	47	3,380
Federal Signal Corp.	391	10,666
Fortune Brands Home & Security, Inc.	844	36,503
FTI Consulting, Inc. (2)	225	26,948
Generac Holdings, Inc. (2)	318	29,628
GMS, Inc. (2)	68	1,070
Graco, Inc.	1,564	76,214
GrafTech International, Ltd.	165	1,340
H&E Equipment Services, Inc.	28	411
Heidrick & Struggles International, Inc.	16	360
HNI Corp.	116	2,922
Howmet Aerospace, Inc.	2,206	35,428
Hub Group, Inc. (2)	219	9,958
Illinois Tool Works, Inc.	554	78,734
ITT, Inc.	425	19,278
Jacobs Engineering Group, Inc.	771	61,117
JetBlue Airways Corp. (2)	489	4,377
Kansas City Southern	725	92,206
Kelly Services, Inc. - Class A	32	406

Kimball International, Inc. - Class B	360	4,288
Knoll, Inc.	23	237
Landstar System, Inc.	10	959
LB Foster Co. - Class A (2)	12	148
Lockheed Martin Corp.	486	164,730
LSC Communications, Inc.	641	58
ManpowerGroup, Inc.	414	21,938
Masonite International Corp. (2)	22	1,044
MasTec, Inc. (2)	5	164
Matson, Inc.	91	2,786
Maxar Technologies, Inc.	105	1,121
Miller Industries, Inc./TN	386	10,916
Moog, Inc.	15	758
NL Industries, Inc.	15	45
Norfolk Southern Corp.	1,167	170,382
Northwest Pipe Co. (2)	95	2,114
Oshkosh Corp.	467	30,042
PACCAR, Inc.	791	48,354
Park-Ohio Holdings Corp.	41	777
Patrick Industries, Inc.	63	1,774
Primoris Services Corp.	60	954
Quad/Graphics, Inc.	421	1,061
Quanex Building Products Corp.	46	464
Quanta Services, Inc.	374	11,867
Rexnord Corp.	760	17,229
RR Donnelley & Sons Co.	696	667
Rush Enterprises, Inc.	21	670
Safe Bulkers, Inc. (2)	244	290
Southwest Airlines Co.	801	28,524
Steelcase, Inc. - Class A	195	1,925
Teledyne Technologies, Inc. (2)	61	18,133
Tetra Tech, Inc.	8	565
Timken Co./The	594	19,210
Triton International, Ltd./Bermuda	646	16,712
TrueBlue, Inc. (2)	228	2,909
Union Pacific Corp.	215	30,324
Universal Forest Products, Inc.	69	2,566
Vectrus, Inc. (2)	101	4,182
WW Grainger, Inc.	113	28,081
XPO Logistics, Inc. (2)	194	9,458

		1,551,509

Information Technology - 5.5%
A10 Networks, Inc. (2)	52	323
Adobe, Inc. (2)	832	264,776
Akamai Technologies, Inc. (2)	252	23,055
Alteryx, Inc. (2)	35	3,331
American Software, Inc./GA	45	639
Amkor Technology, Inc. (2)	1,114	8,678
Anixter International, Inc. (2)	212	18,628
ANSYS, Inc. (2)	52	12,088
Apple, Inc.	4,360	1,108,704
Applied Materials, Inc.	4,797	219,799
AstroNova, Inc.	133	1,032
Autodesk, Inc. (2)	572	89,289
Avid Technology, Inc. (2)	737	4,960
Avnet, Inc.	1,127	28,288
Benchmark Electronics, Inc.	143	2,859
Booz Allen Hamilton Holding Corp.	410	28,142
Broadcom, Inc.	310	73,501
CACI International, Inc. - Class A (2)	77	16,259
Cadence Design Systems, Inc. (2)	1,100	72,644
Calix, Inc. (2)	14	99
Cambium Networks Corp. (2)	539	3,018
CDK Global, Inc.	747	24,539
CDW Corp./DE	380	35,443
Cerence, Inc. (2)	63	970

ChannelAdvisor Corp. (2)	167	1,212
Cirrus Logic, Inc. (2)	160	10,501
Cisco Systems, Inc.	2,784	109,439
Citrix Systems, Inc.	504	71,341
Comtech Telecommunications Corp.	43	571
Digital Turbine, Inc. (2)	30	129
DocuSign, Inc. (2)	472	43,613
DXC Technology Co.	580	7,569
Dynatrace, Inc. (2)	438	10,442
Enphase Energy, Inc. (2)	91	2,938
Fair Isaac Corp. (2)	36	11,077
Fortinet, Inc. (2)	483	48,865
Hackett Group, Inc./The	62	789
Hewlett Packard Enterprise Co.	5,691	55,260
HP, Inc.	918	15,936
Ichor Holdings, Ltd. (2)	56	1,073
Intel Corp.	6,218	336,518
International Business Machines Corp.	1,592	176,601
Intuit, Inc.	1,022	235,060
J2 Global, Inc.	200	14,970
Jabil, Inc.	754	18,533
KBR, Inc.	336	6,948
KLA Corp.	852	122,466
Lam Research Corp.	771	185,040
Leidos Holdings, Inc.	263	24,104
Lumentum Holdings, Inc. (2)	87	6,412
Majesco (2)	18	98
Manhattan Associates, Inc. (2)	21	1,046
Mastercard, Inc.	1,368	330,454
Maxim Integrated Products, Inc.	324	15,750
MAXIMUS, Inc.	65	3,783
Methode Electronics, Inc.	264	6,978
Micron Technology, Inc. (2)	1,705	71,712
Microsoft Corp.	8,061	1,271,300
MicroStrategy, Inc. (2)	27	3,189
Motorola Solutions, Inc.	416	55,295
National Instruments Corp.	14	463
NCR Corp. (2)	246	4,354
NIC, Inc.	368	8,464
NortonLifeLock, Inc.	1,700	31,807
Nuance Communications, Inc. (2)	216	3,624
NVIDIA Corp.	849	223,796
OneSpan, Inc. (2)	81	1,470
Oracle Corp.	5,426	262,239
Paycom Software, Inc. (2)	138	27,877
Paylocity Holding Corp. (2)	69	6,094
PC Connection, Inc.	57	2,349
Perspecta, Inc.	146	2,663
Photronics, Inc. (2)	364	3,735
Progress Software Corp.	525	16,800
Qorvo, Inc. (2)	212	17,094
QUALCOMM, Inc.	3,613	244,419
Rimini Street, Inc. (2)	83	339
RingCentral, Inc. - Class A (2)	180	38,144
Sanmina Corp. (2)	282	7,693
ScanSource, Inc. (2)	108	2,310
Skyworks Solutions, Inc.	672	60,063
SMART Global Holdings, Inc. (2)	166	4,034
Sonim Technologies, Inc. (2)	265	186
SPS Commerce, Inc. (2)	158	7,349
SS&C Technologies Holdings, Inc.	944	41,366
Sykes Enterprises, Inc. (2)	88	2,387
SYNNEX Corp.	153	11,184
Synopsys, Inc. (2)	1,036	133,426
Telaria, Inc. (2)	139	834
Telenav, Inc. (2)	12	52
Teradyne, Inc.	543	29,414
TESSCO Technologies, Inc.	32	156

Texas Instruments, Inc.	2,532	253,023
Tyler Technologies, Inc. (2)	25	7,414
Unisys Corp. (2)	54	667
Visa, Inc.	22	3,545
Xerox Holdings Corp.	1,317	24,944
Zebra Technologies Corp. - Class A (2)	141	25,888

		6,829,742

Materials - 0.4%
Air Products and Chemicals, Inc.	206	41,120
Eastman Chemical Co.	488	22,731
FMC Corp.	441	36,025
Hawkins, Inc.	8	285
Huntsman Corp.	121	1,746
Innospec, Inc.	25	1,737
Koppers Holdings, Inc. (2)	102	1,262
LyondellBasell Industries NV	1,950	96,779
Newmont Corp.	1,270	57,506
Novagold Resources, Inc. (2)	142	1,048
Olympic Steel, Inc.	142	1,470
Reliance Steel & Aluminum Co.	466	40,817
Royal Gold, Inc.	75	6,578
RPM International, Inc.	381	22,670
Ryerson Holding Corp. (2)	528	2,809
Sherwin-Williams Co./The	164	75,361
Stepan Co.	37	3,273
SunCoke Energy, Inc.	10	39
Tredegar Corp.	237	3,704
Valvoline, Inc.	556	7,278
Warrior Met Coal, Inc.	182	1,933
Westrock Co.	1,255	35,466

		461,637

Real Estate Investment Trust - 0.7%
Agree Realty Corp.	212	13,123
American Homes 4 Rent	999	23,177
American Tower Corp.	1,127	245,404
Apple Hospitality REIT, Inc.	2,637	24,181
Ashford Hospitality Trust, Inc.	1,076	795
AvalonBay Communities, Inc.	509	74,910
CatchMark Timber Trust, Inc.	192	1,386
CBL & Associates Properties, Inc.	1,071	214
Clipper Realty, Inc.	220	1,140
Colony Capital, Inc.	384	672
CorEnergy Infrastructure Trust, Inc.	10	184
CorePoint Lodging, Inc.	750	2,940
Corporate Office Properties Trust	580	12,835
Easterly Government Properties, Inc.	602	14,833
EastGroup Properties, Inc.	39	4,075
Essex Property Trust, Inc.	707	155,710
eXp World Holdings, Inc. (2)	72	609
Four Corners Property Trust, Inc.	4	75
Gaming and Leisure Properties, Inc.	702	19,452
Getty Realty Corp.	86	2,042
Healthcare Realty Trust, Inc.	922	25,751
Healthcare Trust of America, Inc. - Class A	1,319	32,025
Highwoods Properties, Inc.	466	16,506
Iron Mountain, Inc.	103	2,451
Kilroy Realty Corp.	68	4,332
Lamar Advertising Co.	500	25,640
Life Storage, Inc.	90	8,510
LTC Properties, Inc.	130	4,017
Maui Land & Pineapple Co., Inc. (2)	12	131
Mid-America Apartment Communities, Inc.	36	3,709
National Storage Affiliates Trust	537	15,895
Paramount Group, Inc.	654	5,755

Physicians Realty Trust		930	12,964
Piedmont Office Realty Trust, Inc.		548	9,678
PS Business Parks, Inc.		123	16,669
QTS Realty Trust, Inc.		75	4,351
RAIT Financial Trust (2)		368	0
RE/MAX Holdings, Inc.		34	745
Regency Centers Corp.		247	9,492
Ryman Hospitality Properties, Inc.		36	1,291
Service Properties Trust		1,249	6,745
Simon Property Group, Inc.		1,853	101,656
Spirit MTA Reit Liquidating Trust (2)		477	0
Tanger Factory Outlet Centers, Inc. (3)		570	2,850
Tejon Ranch Co. (2)		26	366
Trinity Place Holdings, Inc. (2)		367	668
Uniti Group, Inc.		155	935
Urstadt Biddle Properties, Inc.		395	5,570
Xenia Hotels & Resorts, Inc.		1,056	10,877

			927,336

Utilities - 0.3%
Alliant Energy Corp.		46	2,221
Artesian Resources Corp.		29	1,084
Atlantic Power Corp. (2)		423	905
Consolidated Water Co., Ltd.		285	4,674
Entergy Corp.		1,380	129,679
Evergy, Inc.		2,060	113,403
MDU Resources Group, Inc.		2,360	50,740
NRG Energy, Inc.		472	12,867
PPL Corp.		2,717	67,056
Spark Energy, Inc. - Class A		14	88
UGI Corp.		197	5,254
Unitil Corp.		196	10,246

			398,217

Total Common Stocks	(Cost	$25,495,165)	24,348,138

Registered Investment Companies - 55.0%

Baird Core Plus Bond Fund - Class I		504,773	5,799,847
Dodge & Cox Income Fund		358,990	4,954,069
DoubleLine Total Return Bond Fund - Class I		334,056	3,494,226
Frost Total Return Bond Fund - Class I		87,523	847,218
Guggenheim Total Return Bond Fund - Class I		96,940	2,694,929
iShares Core U.S. Aggregate Bond ETF (8)		105,788	12,204,762
iShares Short Treasury Bond ETF		45,000	4,995,900
PGIM Total Return Bond Fund - Class R6		382,831	5,321,349
Pioneer Bond Fund - Class Y		404,274	3,699,106
Segall Bryant & Hamill Plus Bond Fund - Class I		385,260	4,099,168
Vanguard Short-Term Bond ETF		107,800	8,859,004
Vanguard Total Bond Market ETF (8)		146,832	12,532,110

Total Registered Investment Companies	(Cost	$68,733,882)	69,501,688

Money Market Registered Investment Companies - 9.9%

Meeder Institutional Prime Money Market Fund, 0.75% (4)		12,544,182	12,532,892
Morgan Stanley Government Institutional Fund, 0.25% (3)		3,917	3,917

Total Money Market Registered Investment Companies	(Cost	$12,543,322)	12,536,809

U.S. Government Obligations - 14.7%

U.S. Treasury Note, 2.25%, due 1/31/2024		6,547,700	7,027,779
U.S. Treasury Note, 2.625%, due 2/15/2029		2,556,600	2,988,226
U.S. Treasury Note, 1.50%, due 8/15/2026		1,950,100	2,070,229
U.S. Treasury Note, 2.25%, due 11/15/2025		4,123,400	4,531,230
U.S. Treasury Note, 2.125%, due 12/31/2022		1,872,100	1,967,022

Total U.S. Government Obligations	(Cost	$17,371,595)	18,584,486

Total Investments - 98.9%	(Cost	$124,143,964)	124,971,121

Other Assets less Liabilities - 1.1%			1,386,934

Total Net Assets - 100.0%			126,358,055

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,065	11,289
Meeder Dynamic Allocation Fund - Retail Class		2,706	25,653
Meeder Muirfield Fund - Retail Class		1,543	9,983
Meeder Conservative Allocation Fund - Retail Class		311	6,596

Total Trustee Deferred Compensation	(Cost	$56,249)	53,521

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	13	6/19/2020	1,013,545	124,888
Mini MSCI Emerging Markets Index Futures	5	6/19/2020	210,725	19,843
Russell 2000 Mini Index Futures	(12)	6/19/2020	(688,560)	(62,493)
Standard & Poors 500 Mini Futures	(85)	6/19/2020	(10,921,225)	(615,604)
E-mini Standard & Poors MidCap 400 Futures	(19)	6/19/2020	(2,731,820)	(268,713)

Total Futures Contracts	(98)		(13,117,335)	(802,079)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$106,386,635	$(802,079)
Level 2 - Other Significant Observable Inputs	18,584,486	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$124,971,121	$(802,079)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(6)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(7)	Fair valued security deemed as Level 3 security.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.